Stockholders' equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' equity
Stockholders’ equity
We are authorized to issue 10,000,000 shares of preferred stock. No preferred stock is currently outstanding.

Treasury shares acquired in connection with the board-authorized stock repurchase program in 2012, 2011 and 2010 were 59,757,780 shares, 59,466,168 shares and 93,522,896 shares, respectively. As of December 31, 2012, $3.9 billion of stock repurchase authorizations remain, and no expiration date has been specified.